Description of the Plan - Summary of Vesting in the Company's contribution portion of their accounts (Detail) - EBP 005 [Member]	12 Months Ended
Nov. 30, 2025
Less Than Two Years [Member]
Employee Benefit Plan Contribution Plan Vesting [Line Items]
Employee Benefit Plan Contribution Vesting Percentage	0.00%
Two Years [Member]
Employee Benefit Plan Contribution Plan Vesting [Line Items]
Employee Benefit Plan Contribution Vesting Percentage	33.00%
Three Years [Member]
Employee Benefit Plan Contribution Plan Vesting [Line Items]
Employee Benefit Plan Contribution Vesting Percentage	67.00%
Four Years [Member]
Employee Benefit Plan Contribution Plan Vesting [Line Items]
Employee Benefit Plan Contribution Vesting Percentage	100.00%